Employee benefit plan (Tables)	12 Months Ended
Mar. 31, 2020
Employment benefit plan
Schedule of employee benefits liability

	March 31,
	2019	2020
Defined benefit obligation	106,718	78,720
Liability for compensated absences	72,287	57,513
Total liability	179,005	136,233
Defined benefit plan asset (refer to note 21)	6,339	1,898
Total asset	6,339	1,898
Net Unfunded liability	100,379	76,822

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2019	2020
Present value of obligation at beginning of year	115,708	127,630
Interest cost	6,977	7,636
Current service cost	20,166	19,887
Actuarial loss on obligation
–economic assumptions	489	(18,683)
–demographic assumptions	4,506	17
–experience assumptions	—	(7,017)
Benefits paid	(20,216)	(29,593)
Present value of obligation at closing of year	127,630	99,877

Movement in plan assets*

	March 31,
	2019	2020
Fair value of plan assets at beginning of the year	36,534	27,251
Employer contributions	2,270	156
Benefits paid	(4,751)	(5,944)
Divestiture	(8,588)	—
Earning on assets	2,568	1,880
Actuarial loss on plan assets	(781)	(288)
Fair value of plan assets at end of the year	27,251	23,055

*Plan assets represents investment made by the Company in LIC funds

Schedule of unfunded liability

	March 31,
Unfunded liability	2019	2020
Current	24,869	21,883
Non-current	75,510	54,939
Unfunded liability recognized in statement of financial position	100,379	76,822

Funded asset
Prepayment and other assets - Non-Current	6,339	1,898
	6,339	1,898

Schedule of components of cost recognized in profit or loss

	March 31,
	2018	2019	2020
Current service cost	14,633	20,166	19,887
Past service cost	8,683	—	—
Net interest cost	3,273	4,409	5,755
	26,589	24,575	25,642

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income

	March 31,
	2018	2019	2020
Actuarial loss/(gain) on obligation*	5,047	5,776	(25,396)
* Refer to Note 31 for the movement during the year.
Schedule of actuarial assumptions used for estimating defined benefit obligations

March 31,
	2019	2020
Discount rate	6.75 - 6.90%	5.6%-5.8%
Future salary increase	5-11%	0% for first year, 5% thereafter
Average expected future working life (years)	2.34 - 3.93	2.44-4.15
Retirement age (years)	58	58
Mortality table	IALM (2006-08) Ultimate	ILAM* (2012-2014) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	40-70%	40-70%
From 31 to 44 years	30-35%	30-35%
Above 44 years	3-5%	3-5%

*  Indian Assured Lives Mortality (2012‑14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2019	2020
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	3,406	2,135
b) Impact due to decrease of 0.50%	(2,736)	(2,017)
b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,966)	(1,940)
b) Impact due to decrease of 0.50%	2,763	2,057

Schedule of expected contributions to the defined benefit plan in future years

	March 31,
	2019	2020
Year 1	29,827	26,817
Year 2	21,429	15,882
Year 3	15,107	11,705
Year 4	12,725	11,472
Year 5	11,986	8,221
Year 6-10	38,393	25,278
Total expected payments	129,467	99,375